Equity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity

27.  Equity

Share capital

As at 31 December 2021, share capital represents 2,200,000,000 (31 December 2020: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

27.  Equity (continued)

Share capital (continued)

Each holder of shares is entitled to receive dividends as declared and their vote entitlements are determined as explained in Note 1.

Companies with their shareholding percentage are as follows:

	31 December 2021		31 December 2020
	(%)	TL	(%)	TL
Public Share	53.95	1,187,004	53.95	1,187,004
TVF BTIH	26.20	576,400	26.20	576,400
IMTIS Holdings	19.80	435,600	19.80	435,600
Other	0.05	996	0.05	996

Total	100.00	2,200,000	100.00	2,200,000
Inflation adjustment to share capital		(52,352)		(52,352)
Inflation adjusted capital		2,147,648		2,147,648

As at 31 December 2021, total number of shares pledged as security is 995,509 (2020: 995,509).

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2020, the Company purchased 816,290 of its shares on-market with prices ranging from full TL 12.09 to full TL 12.35 and the buyback was approved by the Board of Directors on 27 July 2016 and 30 January 2017. During 2021, there have been no treasury shares buyback (2020: TL 9,994).

Dividends

Turkcell:

On 15 April 2021, the Company’s General Assembly has approved a dividend distribution for the year ended 31 December 2020 amounting to TL 2,585,787 (2020: TL 811,622); this represents a gross cash dividend of full TL 1.1754 per share. The dividend has been paid to the shareholders on 30 April 2021, 30 July 2021 and 27 October 2021 to the shareholders.